Financial instruments and financial risk management - Credit risk (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 3,952.7	€ 4,504.9	€ 4,761.6
Trade receivables [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	57.6	54.3	66.1
Past due | Trade receivables [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.8	0.8	0.6
Past due and impaired | Trade receivables [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.2	0.2	0.1
Past due but not impaired | Trade receivables [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 0.6	€ 0.6	€ 0.5